Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,763	$ 4,741	$ 4,964	$ 6,209
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	499	2,013	2,273	3,414
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,666	27,801	25,455
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25,168)	(25,789)	(23,182)
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,264	2,728	2,691	$ 2,795
Leasehold Improvements [member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,035	10,762	10,132
Leasehold Improvements [member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (8,770)	$ (8,034)	$ (7,441)